Financial instruments - Disclosure of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets	$ 94,355	$ 103,290
Derivative financial instruments (non-designated)	9,322	10,007
Derivative hedging instruments (designated)	411	40
Financial assets excluding cash and cash equivalents	64,139	64,180
Cash and cash equivalents	30,216	39,110	$ 38,774	$ 40,246
Financial liabilities
Financial liabilities	115,715	121,935
Derivative financial instruments (non-designated)	5,835	7,065
Derivative financial instruments (designated)	937	2,511
Debt
Financial liabilities
Financial liabilities	46,710	48,376
Trade and other payables
Financial liabilities
Financial liabilities	62,233	63,983
Amortised cost
Financial liabilities
Financial liabilities	108,943	112,359
Amortised cost | Debt
Financial liabilities
Financial liabilities	46,710	48,376
Amortised cost | Trade and other payables
Financial liabilities
Financial liabilities	62,233	63,983
Fair value through profit or loss, non-designated
Financial liabilities
Derivative financial instruments (non-designated)	5,835	7,065
Fair value through profit or loss, designated
Financial liabilities
Financial liabilities	6,772	9,576
Derivative financial instruments (designated)	937	2,511
Fair value through other comprehensive income
Financial liabilities
Financial liabilities
Derivative financial instruments (designated)
Investments in securities
Financial assets
Financial assets	1,557	2,255
Trade and other receivables
Financial assets
Financial assets	52,849	51,878
Amortised cost
Financial assets
Financial assets	50,998	51,915
Financial assets excluding cash and cash equivalents	50,998	51,915
Amortised cost | Investments in securities
Financial assets
Financial assets	39	37
Amortised cost | Trade and other receivables
Financial assets
Financial assets	50,959	51,878
Fair value through profit or loss
Financial assets
Financial assets	11,520	10,144
Financial assets excluding cash and cash equivalents	11,520	10,144
Fair value through profit or loss | Investments in securities
Financial assets
Financial assets	40	97
Fair value through profit or loss | Trade and other receivables
Financial assets
Financial assets	1,747
Fair value through profit or loss, non-designated
Financial assets
Derivative financial instruments (non-designated)	9,322	10,007
Fair value through profit or loss, designated
Financial assets
Derivative hedging instruments (designated)	411	40
Fair value through other comprehensive income
Financial assets
Financial assets	1,621	2,121
Derivative financial instruments (non-designated)	0
Financial assets excluding cash and cash equivalents	1,621	2,121
Fair value through other comprehensive income | Investments in securities
Financial assets
Financial assets	1,478	2,121
Fair value through other comprehensive income | Trade and other receivables
Financial assets
Financial assets	143
Fair value through other comprehensive income, designated
Financial assets
Derivative hedging instruments (designated)